1609(c) De-SPAC Projections, Future Performance	Apr. 09, 2026
De-SPAC, Projection [Axis]: us-gaap:Revenues
De-SPAC Projection, Future Performance [Line Items]
Projection, Target Company Future Performance Reflects the View of Management or Board of Directors [Flag]	true